Cover	12 Months Ended
Dec. 31, 2025
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	Invech Holdings, Inc.
Entity Central Index Key	0001009919
Entity Tax Identification Number	41-4348617
Entity Incorporation, State or Country Code	NV
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false